Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
C000004197
Account Value [Line Items]
Line Graph and Table Measure Name	Investment House Growth Fund (The)
Account Value	$ 10,000	$ 41,758	$ 31,191	$ 21,982	$ 29,072	$ 25,944	$ 19,343	$ 15,673	$ 15,992	$ 11,646	$ 9,902
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 36,297	$ 28,721	$ 23,772	$ 25,900	$ 21,008	$ 17,917	$ 14,724	$ 15,073	$ 11,924	$ 9,933